Commitments and contingencies (Details) € in Thousands, $ in Thousands		9 Months Ended
	Aug. 11, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 EUR (€)
Tax contingencies
Tax provisions		€ 30,630			€ 27,040
Uncertain tax positions for which no provision has been made		8,925
Expected reimbursement, other provisions | $	$ 1,000
Legal proceedings provision [member]
Tax contingencies
Litigation Settlement, Gross	$ 5,000	4,265	$ 5,000
Expected reimbursement, other provisions | $				$ 1,000
Tax provisions
Tax contingencies
Tax provisions		€ 28,583				€ 25,840